Related Party Transactions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Related Party Transactions
Payable to affiliates	$ 0.4		$ 0.4
Dell
Related Party Transactions
Payments for purchases	1.5	$ 0.4
Interactive data
Related Party Transactions
Payments for purchases	0.2	0.2
Singtel
Related Party Transactions
Payments for purchases	$ 0.1	$ 0.1